Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost
Balance at January 1, 2016	$4,067.4	$296,801.9	$1,893,489.6	$30,700.0	$7.1	$192,111.5	$2,417,177.5
Additions	—	9,113.3	156,874.2	4,584.1	—	195,256.0	365,827.6
Disposals or retirements	—	(13.4)	(3,094.2)	(469.2)	—	—	(3,576.8)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(18.1)	(1,497.3)	(4,401.9)	(92.4)	—	(167.8)	(6,177.5)

Balance at December 31, 2016	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8

Accumulated depreciation and impairment

Balance at January 1, 2016	$506.2	$157,910.2	$1,385,857.7	$19,426.0	$7.1	$—	$1,563,707.2
Additions	29.4	17,540.5	198,189.4	4,325.7	—	—	220,085.0
Disposals or retirements	—	(7.3)	(3,049.5)	(468.4)	—	—	(3,525.2)
Reclassification	—	—	—	7.1	(7.1)	—	—
Effect of exchange rate changes	(10.8)	(1,094.3)	(3,620.1)	(68.7)	—	—	(4,793.9)

Balance at December 31, 2016	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1

Carrying amounts at December 31, 2016	$3,524.5	$130,055.4	$465,490.2	$11,507.9	$—	$387,199.7	$997,777.7

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Assets under Finance Leases	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost
Balance at January 1, 2017	$4,049.3	$304,404.5	$2,042,867.7	$34,729.6	$—	$387,199.7	$2,773,250.8
Additions (Deductions)	—	75,594.7	458,605.8	8,195.9	—	(219,902.5)	322,493.9
Disposals or retirements	—	(37.0)	(9,553.0)	(377.8)	—	—	(9,967.8)
Reclassification	—	—	8.8	1.5	—	—	10.3
Effect of disposal of subsidiary	—	—	(51.2)	(14.8)	—	(0.5)	(66.5)
Effect of exchange rate changes	(66.1)	(827.6)	(4,125.8)	(142.9)	—	56.8	(5,105.6)

Balance at December 31, 2017	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1

Accumulated depreciation and impairment

Balance at January 1, 2017	$524.8	$174,349.1	$1,577,377.5	$23,221.7	$—	$—	$1,775,473.1
Additions	27.8	20,844.6	229,985.6	4,938.0	—	—	255,796.0
Disposals or retirements	—	(28.8)	(8,114.3)	(377.5)	—	—	(8,520.6)
Reclassification	—	—	8.2	1.5	—	—	9.7
Effect of disposal of subsidiary	—	—	(42.8)	(13.9)	—	—	(56.7)
Effect of exchange rate changes	(42.1)	(718.4)	(3,765.3)	(102.9)	—	—	(4,628.7)

Balance at December 31, 2017	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8

Carrying amounts at December 31, 2017	$3,472.7	$184,688.1	$692,303.4	$14,724.6	$—	$167,353.5	$1,062,542.3

Cost

Balance at January 1, 2018	$3,983.2	$379,134.6	$2,487,752.3	$42,391.5	$—	$167,353.5	$3,080,615.1
Additions (Deductions)	—	40,396.4	247,042.3	6,773.4	—	5,812.3	300,024.4
Disposals or retirements	—	(410.9)	(5,972.5)	(790.8)	—	—	(7,174.2)
Effect of exchange rate changes	28.2	(405.8)	(61.9)	8.1	—	(254.8)	(686.2)

Balance at December 31, 2018	$4,011.4	$418,714.3	$2,728,760.2	$48,382.2	$—	$172,911.0	$3,372,779.1

Accumulated depreciation and impairment

Balance at January 1, 2018	$510.5	$194,446.5	$1,795,448.9	$27,666.9	$—	$—	$2,018,072.8
Additions	20.9	24,293.4	258,195.3	5,615.3	—	—	288,124.9
Disposals or retirements	—	(399.0)	(4,773.6)	(790.0)	—	—	(5,962.6)
Impairment	—	—	423.5	—	—	—	423.5
Effect of exchange rate changes	19.2	33.2	(15.1)	32.9	—	—	70.2

Balance at December 31, 2018	$550.6	$218,374.1	$2,049,279.0	$32,525.1	$—	$—	$2,300,728.8

Carrying amounts at December 31, 2018	$3,460.8	$200,340.2	$679,481.2	$15,857.1	$—	$172,911.0	$1,072,050.3